Employee benefit obligations - Movement in Pension Plan Liabilities (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£) defined_benefit_plan	Dec. 31, 2022 GBP (£)
Disclosure of net defined benefit (liability) asset
Plan liabilities at beginning of year	£ 122
Plan liabilities at end of year	114	£ 122
Number of defined benefit pension plans winded up | defined_benefit_plan		2
Full elimination of associated plan assets and plan liabilities		£ 145
Retirement benefit obligations
Disclosure of net defined benefit (liability) asset
Plan liabilities at beginning of year	381	553	£ 689
Service cost	12	12	11
Interest cost	16	21	16
Effect of changes in demographic assumptions	0	1	0
Effect of changes in financial assumptions	(11)	14	(144)
Effect of experience adjustments	4	1	0
Benefits paid	(33)	(38)	(52)
(Gain)/loss due to exchange rate movements	(2)	(17)	40
Settlement payments	(1)	(163)	(9)
Other	(1)	(3)	2
Plan liabilities at end of year	£ 365	£ 381	£ 553